Accounts Payable and Accrued Liabilities	6 Months Ended
Jun. 30, 2020
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

3.        Accounts Payable and Accrued Liabilities

A summary of the accounts payable and accrued liabilities is as follows:

	June 30, 2020	December 31, 2019

Accounts payable	$897,573	$887,423
Accrued liabilities	234,103	240,658

	$1,131,676	$1,128,081